3. Loans, Past Due (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Past due loans
Loans 30-89 Days Past Due	$ 20,192	$ 19,538
Loans 90 or More Days Past Due	9,451	13,311
Total Past Due Loans	29,643	32,849
Total Current Loans	591,317	587,125
Total loans	620,960	619,974	670,497
Accruing Loans 90 or More Days Past Due	882	2,403
Construction and land development
Past due loans
Loans 30-89 Days Past Due	3,416	1,280
Loans 90 or More Days Past Due	5,426	6,858
Total Past Due Loans	8,842	8,138
Total Current Loans	54,900	65,038
Total loans	63,742	73,176
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential
Past due loans
Loans 30-89 Days Past Due	4,518	4,316
Loans 90 or More Days Past Due	1,555	1,548
Total Past Due Loans	6,073	5,864
Total Current Loans	189,902	189,139
Total loans	195,975	195,003
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential - Banco de la Gente stated income
Past due loans
Loans 30-89 Days Past Due	9,833	11,077
Loans 90 or More Days Past Due	1,952	3,659
Total Past Due Loans	11,785	14,736
Total Current Loans	37,678	37,283
Total loans	49,463	52,019
Accruing Loans 90 or More Days Past Due	881	2,378
Commercial Real Estate
Past due loans
Loans 30-89 Days Past Due	1,643	1,720
Loans 90 or More Days Past Due	486	1,170
Total Past Due Loans	2,129	2,890
Total Current Loans	207,158	197,743
Total loans	209,287	200,633
Accruing Loans 90 or More Days Past Due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 Days Past Due	177	7
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	177	7
Total Current Loans	11,624	8,944
Total loans	11,801	8,951
Accruing Loans 90 or More Days Past Due	0	0
Total real estate loans
Past due loans
Loans 30-89 Days Past Due	19,587	18,400
Loans 90 or More Days Past Due	9,419	13,235
Total Past Due Loans	29,006	31,635
Total Current Loans	501,262	498,147
Total loans	530,268	529,782
Accruing Loans 90 or More Days Past Due	881	2,378
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	424	888
Loans 90 or More Days Past Due	29	66
Total Past Due Loans	453	954
Total Current Loans	67,594	63,341
Total loans	68,047	64,295
Accruing Loans 90 or More Days Past Due	0	23
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	19	11
Total loans	19	11
Accruing Loans 90 or More Days Past Due	0	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	181	250
Loans 90 or More Days Past Due	3	10
Total Past Due Loans	184	260
Total Current Loans	9,409	9,888
Total loans	9,593	10,148
Accruing Loans 90 or More Days Past Due	1	2
All other loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	13,033	15,738
Total loans	13,033	15,738
Accruing Loans 90 or More Days Past Due	$ 0	$ 0